Consolidated Statements of Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues
Revenues	¥ (221,563)	$ (32,124)	¥ 88,026	¥ 1,542,668
Cost of revenues	(27,237)	(3,949)	(46,432)
Expenses
Research and development expenses	(904,901)	(131,198)	(1,212,958)	(984,689)
Administrative expenses	(815,766)	(118,275)	(899,943)	(402,409)
Income (loss) from operations	(1,969,467)	(285,546)	(2,071,307)	155,570
Interest income	26,908	3,901	21,333	24,228
Interest expense	(9)	(1)		(957)
Other income (expenses), net	(126,587)	(18,353)	83,162	412,892
Equity in loss of affiliates	(437,465)	(63,426)	(367,883)	(108,587)
Income (loss) before income tax expense	(2,506,620)	(363,425)	(2,334,695)	483,146
Income tax benefit (expense)	(697)	(101)	3,154	(12,231)
Net income (loss) attributable to I-MAB	(2,507,317)	(363,526)	(2,331,541)	470,915
Net income (loss) attributable to ordinary shareholders	(2,507,317)	(363,526)	(2,331,541)	470,915
Net income (loss) attributable to I-MAB	(2,507,317)	(363,526)	(2,331,541)	470,915
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax	400,304	58,039	(135,717)	(120,920)
Total comprehensive income (loss) attributable to I-MAB	(2,107,013)	(305,487)	(2,467,258)	349,995
Net income (loss) attributable to ordinary shareholders	¥ (2,507,317)	$ (363,526)	¥ (2,331,541)	¥ 470,915
Weighted-average number of ordinary shares used in calculating net income (loss) per share - basic	189,787,292	189,787,292	174,707,055	134,158,824
Weighted-average number of ordinary shares used in calculating net income (loss) per share - diluted	189,787,292	189,787,292	174,707,055	157,231,652
Net income (loss) per share attributable to ordinary shareholders
-Basic | (per share)	¥ (13.21)	$ (1.92)	¥ (13.35)	¥ 3.51
-Diluted | (per share)	(13.21)	(1.92)	(13.35)	3.00
ADS
Net income (loss) per share attributable to ordinary shareholders
-Basic | (per share)	(30.38)	(4.41)	(30.71)	8.07
-Diluted | (per share)	¥ (30.38)	$ (4.41)	¥ (30.71)	¥ 6.90
Licensing and collaboration revenue
Revenues
Revenues	¥ (249,665)	$ (36,198)	¥ 40,115	¥ 1,542,668
Supply of investigational products
Revenues
Revenues	¥ 28,102	$ 4,074	¥ 47,911